American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2022

Equity Growth - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 1.3%
Boeing Co.(1)	67,710	12,966,465
Huntington Ingalls Industries, Inc.	90,993	18,147,644
		31,114,109
Air Freight and Logistics — 0.4%
FedEx Corp.	48,618	11,249,719
Automobiles — 2.3%
Honda Motor Co. Ltd.	266,000	7,539,993
Tesla, Inc.(1)	45,219	48,727,994
		56,267,987
Banks — 6.4%
Bank of America Corp.	614,121	25,314,068
Bank of Nova Scotia	156,033	11,183,103
Canadian Imperial Bank of Commerce	137,064	16,637,573
Comerica, Inc.	140,958	12,746,832
JPMorgan Chase & Co.	240,079	32,727,569
KeyCorp	632,749	14,160,923
Royal Bank of Canada	167,777	18,472,044
Synovus Financial Corp.	193,144	9,464,056
Wells Fargo & Co.	350,635	16,991,772
		157,697,940
Beverages — 0.3%
Coca-Cola Co.	102,818	6,374,716
Biotechnology — 4.3%
AbbVie, Inc.	306,562	49,696,766
Amgen, Inc.	47,996	11,606,393
Biogen, Inc.(1)	52,835	11,127,051
Exelixis, Inc.(1)	549,174	12,449,775
Horizon Therapeutics PLC(1)	74,315	7,818,681
Regeneron Pharmaceuticals, Inc.(1)	9,533	6,658,038
United Therapeutics Corp.(1)	42,916	7,699,559
		107,056,263
Building Products — 0.6%
Owens Corning	153,431	14,038,937
Capital Markets — 1.7%
Goldman Sachs Group, Inc.	38,206	12,611,800
Morgan Stanley	164,002	14,333,775
Virtu Financial, Inc., Class A	412,991	15,371,525
		42,317,100
Chemicals — 2.1%
CF Industries Holdings, Inc.	145,562	15,001,620
Eastman Chemical Co.	40,923	4,585,832
Olin Corp.	350,544	18,326,440
Sherwin-Williams Co.	53,647	13,391,364
		51,305,256
Commercial Services and Supplies — 0.8%
Waste Management, Inc.	124,281	19,698,539
Communications Equipment — 0.3%
Lumentum Holdings, Inc.(1)	77,503	7,564,293

Construction and Engineering — 1.3%
Dycom Industries, Inc.(1)	39,278	3,741,622
MasTec, Inc.(1)	101,315	8,824,536
Quanta Services, Inc.	155,711	20,493,125
		33,059,283
Diversified Consumer Services — 0.2%
H&R Block, Inc.	240,745	6,269,000
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(1)	140,341	49,527,742
Electric Utilities — 0.4%
NRG Energy, Inc.	263,242	10,097,963
Electrical Equipment — 0.2%
Atkore, Inc.(1)	50,271	4,948,677
Entertainment — 1.3%
Electronic Arts, Inc.	101,857	12,885,929
Nintendo Co. Ltd.	28,300	14,284,762
Playtika Holding Corp.(1)	309,125	5,975,386
		33,146,077
Equity Real Estate Investment Trusts (REITs) — 1.1%
Prologis, Inc.	116,397	18,795,788
Weyerhaeuser Co.	247,300	9,372,670
		28,168,458
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	31,593	18,192,829
Kroger Co.	257,541	14,775,127
Sprouts Farmers Market, Inc.(1)	112,979	3,613,069
Walmart, Inc.	134,374	20,010,976
		56,592,001
Food Products — 1.4%
Archer-Daniels-Midland Co.	237,373	21,425,287
Tyson Foods, Inc., Class A	154,200	13,820,946
		35,246,233
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	168,165	19,904,009
Hologic, Inc.(1)	266,202	20,449,638
Tandem Diabetes Care, Inc.(1)	44,407	5,164,090
		45,517,737
Health Care Providers and Services — 5.3%
Acadia Healthcare Co., Inc.(1)	127,426	8,350,226
AMN Healthcare Services, Inc.(1)	48,087	5,016,917
Anthem, Inc.	23,784	11,683,176
CVS Health Corp.	175,595	17,771,970
McKesson Corp.	129,166	39,541,587
Molina Healthcare, Inc.(1)	26,373	8,797,769
UnitedHealth Group, Inc.	78,912	40,242,753
		131,404,398
Hotels, Restaurants and Leisure — 0.8%
Boyd Gaming Corp.	102,909	6,769,354
Scientific Games Corp., Class A(1)	98,272	5,773,480
Yum! Brands, Inc.	60,161	7,130,883
		19,673,717
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	19,844	3,861,246
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	22,498	62,574,812

Alphabet, Inc., Class C(1)	19,230	53,709,198
Meta Platforms, Inc., Class A(1)	124,850	27,761,646
		144,045,656
Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	26,596	86,701,630
IT Services — 4.1%
Accenture PLC, Class A	92,912	31,332,714
Akamai Technologies, Inc.(1)	117,466	14,024,265
Amdocs Ltd.	93,853	7,715,655
Cognizant Technology Solutions Corp., Class A	265,843	23,838,142
Fidelity National Information Services, Inc.	163,464	16,415,055
Gartner, Inc.(1)	29,824	8,871,447
		102,197,278
Leisure Products — 0.2%
Brunswick Corp.	50,000	4,044,500
Life Sciences Tools and Services — 1.0%
Bruker Corp.	50,633	3,255,702
Charles River Laboratories International, Inc.(1)	24,000	6,815,280
PerkinElmer, Inc.	85,620	14,937,265
		25,008,247
Machinery — 3.1%
AGCO Corp.	205,093	29,949,731
CNH Industrial NV	823,570	13,061,820
Cummins, Inc.	69,321	14,218,430
Oshkosh Corp.	127,321	12,814,859
Snap-on, Inc.	34,251	7,037,895
		77,082,735
Media — 1.9%
Comcast Corp., Class A	515,476	24,134,586
Interpublic Group of Cos., Inc.	405,102	14,360,866
Sirius XM Holdings, Inc.	1,139,569	7,543,947
		46,039,399
Multiline Retail — 1.5%
Dillard's, Inc., Class A	26,830	7,200,904
Kohl's Corp.	146,592	8,862,952
Target Corp.	98,810	20,969,458
		37,033,314
Oil, Gas and Consumable Fuels — 4.5%
Antero Resources Corp.(1)	364,066	11,114,935
APA Corp.	211,507	8,741,584
Chevron Corp.	104,882	17,077,936
CNX Resources Corp.(1)	398,594	8,258,868
Devon Energy Corp.	375,193	22,185,162
Enviva, Inc.	168,985	13,375,163
Ovintiv, Inc.	361,189	19,529,489
Targa Resources Corp.	166,184	12,541,907
		112,825,044
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	254,709	18,601,398
Johnson & Johnson	152,995	27,115,304
Merck & Co., Inc.	229,322	18,815,870
Organon & Co.	131,000	4,575,830
Roche Holding AG	56,914	22,518,690
		91,627,092

Professional Services — 0.8%
CACI International, Inc., Class A(1)	48,467	14,601,168
KBR, Inc.	102,000	5,582,460
		20,183,628
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.(1)	49,561	11,867,877
Road and Rail — 1.3%
Ryder System, Inc.	84,144	6,675,144
Union Pacific Corp.	94,350	25,777,363
		32,452,507
Semiconductors and Semiconductor Equipment — 6.1%
Broadcom, Inc.	41,766	26,299,215
Cirrus Logic, Inc.(1)	99,991	8,478,237
Enphase Energy, Inc.(1)	38,497	7,767,925
GLOBALFOUNDRIES, Inc.(1)	97,000	6,054,740
Intel Corp.	169,592	8,404,980
KLA Corp.	30,146	11,035,245
Kulicke & Soffa Industries, Inc.	61,245	3,430,945
NVIDIA Corp.	100,683	27,472,363
NXP Semiconductors NV	91,626	16,958,140
Qorvo, Inc.(1)	62,173	7,715,669
STMicroelectronics NV, (New York)	132,347	5,720,037
Synaptics, Inc.(1)	31,639	6,311,981
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138,867	14,478,273
		150,127,750
Software — 9.9%
Box, Inc., Class A(1)	428,017	12,438,174
HubSpot, Inc.(1)	14,687	6,975,444
Microsoft Corp.	548,313	169,050,381
Oracle Corp. (New York)	192,762	15,947,200
Palo Alto Networks, Inc.(1)	26,104	16,250,001
Teradata Corp.(1)	175,365	8,643,741
VMware, Inc., Class A	130,417	14,850,584
		244,155,525
Specialty Retail — 2.8%
AutoZone, Inc.(1)	3,141	6,422,026
Bath & Body Works, Inc.	152,594	7,293,993
Dick's Sporting Goods, Inc.	120,530	12,055,411
Home Depot, Inc.	65,942	19,738,419
Lowe's Cos., Inc.	30,945	6,256,769
Penske Automotive Group, Inc.	76,304	7,151,211
Ulta Beauty, Inc.(1)	27,712	11,035,473
		69,953,302
Technology Hardware, Storage and Peripherals — 8.0%
Apple, Inc.	870,425	151,984,909
Dell Technologies, Inc., Class C(1)	367,771	18,458,427
HP, Inc.	268,317	9,739,907
NetApp, Inc.	86,989	7,220,087
Seagate Technology Holdings PLC	126,223	11,347,448
		198,750,778
Textiles, Apparel and Luxury Goods — 0.2%
Levi Strauss & Co., Class A	303,793	6,002,950
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC	9,903,010	16,238,799
TOTAL COMMON STOCKS (Cost $1,866,885,980)		2,438,535,402

SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,139,302	10,139,302
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $2,826,151), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $2,770,233)		2,770,213
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.125%, 8/15/42 - 2/15/43, valued at $28,257,077), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $27,703,192)		27,703,000
		30,473,213
TOTAL SHORT-TERM INVESTMENTS (Cost $40,612,515)		40,612,515
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,907,498,495)		2,479,147,917
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,502,862)
TOTAL NET ASSETS — 100.0%		$2,477,645,055

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	106	June 2022	$24,012,975	$(152,798)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,331,660,438	106,874,964	—
Short-Term Investments	10,139,302	30,473,213	—
	2,341,799,740	137,348,177	—

Liabilities
Other Financial Instruments
Futures Contracts	152,798	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.